SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Disclosure of Issued and paid-in share capital

	Ordinary Shares
	2022	2021
	Number of shares

Balance as of January 1	154,501,629	133,916,229
Own shares held by the Group	(16,906,795)	(917,998)
Share based compensation	6,883,128	5,564,808
Issuance of shares in IPO	-	15,568,590
Issuance of Restricted shares *	-	370,000

Issued and paid-in share capital as of December 31	144,477,962	154,501,629

Authorized share capital	500,000,000	500,000,000

* See Note 17